Note 6 - Personnel Expenses Including Share-based Remuneration	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of employee benefits [text block]
NOTE 6.	PERSONNEL EXPENSES INCLUDING SHARE-BASED REMUNERATION

The table below specifies the amounts of personnel expenses including share-based remuneration. The amount of personnel expenses presented as cost of revenue is specified in Note
7.

[US$ thousands]	Year ended December 31,
Personnel expenses including share-based remuneration	2017	2018	2019
Salaries incl. bonuses	23,714	20,412	34,186
Social security cost, excluding amounts related to share-based remuneration	4,235	3,428	3,777
External temporary hires	686	1,687	8,159
Defined-contribution pension cost	2,068	2,066	3,616
Other personnel related expenses	1,935	2,244	5,364
Personnel expenses excluding share-based remuneration	32,638	29,836	55,101
Share-based remuneration, including related social security costs	9,496	4,846	5,928
Total	42,134	34,683	61,029

The amount of expensed versus capitalized development cost is detailed in the following table:

[US$ thousands]	Year ended December 31,
Research and development expenditure	2017	2018	2019
Total research and development expenditure	23,386	26,418	34,143
Less: Capitalized development expenditure excluded from personnel expenses	3,503	4,545	4,056
Net expensed research and development expenditure	19,883	21,873	30,087

The table below specifies the amount of compensation to key management personnel, which include Officers and Directors of the Group:

[US$ thousands]	Year ended December 31,
Compensation of key management personnel	2017	2018	2019
Short-term employee benefits	946	843	2,121
Post-employment and medical benefits	47	57	59
Share-based payment transactions	-	621	536
Total	993	1,521	2,716

The amounts disclosed as short-term benefits in the table above are the amounts recognized as an expense during the reporting period. In
2019,
the Chairman and CEO started receiving remuneration from the Group. The cost of equity grants to Officers that vested in
2019
was
$536
thousand, compared to
US$621
thousand in
2018.
No
equity grants vested in
2017.
No
loans have been granted and
no
guarantees have been issued to key management personnel. Key management personnel do not
have any agreements for compensation upon termination or change of employment or directorship.

Share-based remuneration

On
April 7, 2017
the Group adopted an RSU (Restricted Share Unit) plan for employees of the Group. The program was transferred to the Group’s new parent company, Opera Limited, in connection with the Group’s IPO in
2018.
Awards equal to
10%
of the equity of the Company are made available for grants.

The program was established with an assumption that there would be
500
million shares in the ultimate issuer entity. Opera Limited was set up with
200
million shares, resulting in a conversion ratio of
0.4
from the count of RSUs granted to the ultimate shares to be delivered. As each traded ADS represents two
shares, the reported grants have been further adjusted by a factor of
0.5.

On
January 10, 2019,
the Group amended and restated its share incentive plan. The plan was adopted for the purpose of rewarding, attracting and retaining employees of the Group. Under the amended plan, a total of
20,000,000
ordinary shares are issuable to employees, corresponding to
10,000,000
ADSs. For the purpose of these consolidated financial statements, all counts of RSUs and options, as well as per-unit values, are communicated as converted to ADS equivalent units.

In
2019,
grants were made in the months of
March,
June,
September,
November
and
December.
The average vesting schedule for the majority of
2019
grants were
16%,
22%,
28%,
34%
on
January 1
in each of the years
2020
-
2023.

The equity unit value applied for the
2019
grants was determined based on the market value of the Company on the date of each grant. The fair value for RSUs granted was determined by Monte Carlo simulation, while the fair value of options was determined based on the Black-Scholes model, as specified below. The table presents the weighted average values across grants within each category of equity award instruments. The equity cost of each award is recognized on a straight-line basis over the vesting period.

The Group accrues for relevant social security costs based on the most recent available measure of the equity value, with the same straight-line recognition over the vesting period. As of
December 31, 2019,
social security cost was accrued based on the period-end market value of the Company, and corresponded to
US$1,050
thousand. The full amount of social security payable on grants outstanding at period end, assuming all grants become exercisable at the current period-end market value of the Company, amounts to
US$1,442
thousand.

The expense recognized for the employee services received is shown in the following table:

[US$ thousands]	Year ended December 31,
Expense from share-based payment transactions	2017	2018	2019
Expense arising from equity-settled share-based payment transactions (1)	9,496	4,846	5,928
Expense arising from cash-settled share-based payment transactions	-	-	-
Total	9,496	4,846	5,928

(
1
)
Including accrued social security cost.

Movements during the period: Number of RSUs and options as expressed in equivalent ADSs:

	Year ended December 31,
RSUs	2018	2019
Outstanding at period start	3,882,600	4,244,132
Granted during the period	516,000	1,019,000
Forfeited during the period	(154,468)	(550,700)
Exercised during the period	-	(1,728,492)
Expired during the period	-	-
Outstanding at period end	4,244,132	2,983,940

	Year ended December 31,
Options	2018	2019
Outstanding at period start	-	-
Granted during the period	-	150,000
Forfeited during the period	-	-
Exercised during the period	-	-
Expired during the period	-	-
Outstanding at period end	-	150,000

The weighted average remaining vesting period for the equity instruments outstanding as of
December 31, 2019
was
0.95
years (
December 31, 2018:
0.97
years). On
January 1, 2020,
1,130,000
RSUs and
30,000
options became exercisable, with
no
exercise price for the RSUs and
$7.42
exercise price for the options.

Fair value measurement per awarded equity unit as converted to ADS equivalent:

	2018 RSU grants: RSU valuation input	2019 RSU grants: RSU valuation input	2019 RSU grants: Option valuation input
Equity unit price valuation ($)	7.75	9.09 (3)	7.42
Model Used	Monte Carlo	Monte Carlo	Black-Scholes
Expected Volatility (%) (1), (2)	35.28%	40.00%	40%
Risk free interest rate (%) (1)	2.43%	1.70%	2.43%
Dividend Yield (%)	0%	0%	0%
Duration of initial simulation period (years to longstop date)	4.73	3.16	4.81
Duration of second simulation period with postponed exercise (years)	3.00	3.00	N/A
Fair value at the measurement date ($)	7.12	8.92	2.36

(
1
)
 Specified value is
4
years (modelled on yearly basis).

(
2
)
Based on a defined peer group of companies considered comparable to the Group.

(
3
)
Weighted average equity unit price valuation of all grants in
2019.